Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
CALVERT SMALL/MID‑CAP FUND
Supplement to Summary Prospectus and Prospectus each dated May 1, 2025 as may be supplemented and/or revised from time to time
The following replaces the “Annual Fund Operating Expenses” table under “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.63%	0.63%	0.63%
Distribution and Service (12b‑1) Fees	0.25%	1.00%	None
Other Expenses	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses	1.51%	2.26%	1.26%
Expense Reimbursement(1)	(0.37)%	(0.37)%	(0.37)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.14%	1.89%	0.89%
(1)
Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.14% for Class A shares, 1.89% for Class C shares and 0.89% for Class I shares. This expense reimbursement will remain in effect through September 15, 2028. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap during in place such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

The following replaces the “Example” table under “Fees and Expenses of the Fund”:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$635	$868	$1,161	$2,101	$635	$868	$1,161	$2,101
Class C shares	$292	$594	$1,063	$2,277	$192	$594	$1,063	$2,277
Class I shares	$91	$284	$537	$1,380	$91	$284	$537	$1,380

Calvert Small/Mid-Cap Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
CALVERT SMALL/MID‑CAP FUND
Supplement to Summary Prospectus and Prospectus each dated May 1, 2025 as may be supplemented and/or revised from time to time
The following replaces the “Annual Fund Operating Expenses” table under “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.63%	0.63%	0.63%
Distribution and Service (12b‑1) Fees	0.25%	1.00%	None
Other Expenses	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses	1.51%	2.26%	1.26%
Expense Reimbursement(1)	(0.37)%	(0.37)%	(0.37)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.14%	1.89%	0.89%
(1)
Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.14% for Class A shares, 1.89% for Class C shares and 0.89% for Class I shares. This expense reimbursement will remain in effect through September 15, 2028. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap during in place such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

The following replaces the “Example” table under “Fees and Expenses of the Fund”:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$635	$868	$1,161	$2,101	$635	$868	$1,161	$2,101
Class C shares	$292	$594	$1,063	$2,277	$192	$594	$1,063	$2,277
Class I shares	$91	$284	$537	$1,380	$91	$284	$537	$1,380